GUIDESTONE FUNDS

Supplement dated April 10, 2015

to

Prospectus dated May 1, 2014

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

II.        PRINCIPAL INVESTMENT RISK CHANGES FOR THE MYDESTINATION 2035

FUND, MYDESTINATION 2045 FUND AND MYDESTINATION 2055 FUND

Under the section disclosing “Principal Investment Risks”, the following disclosure is added following the fifth bullet for each of the MyDestination 2035 Fund (page 20), MyDestination 2045 Fund (page 24), and MyDestination 2055 Fund (page 28):

•	To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

III.        PRINCIPAL STRATEGY CHANGES TO THE

GROWTH ALLOCATION FUND AND GROWTH ALLOCATION FUND I

Under the section disclosing “Principal Investment Strategies”, the charts containing the target and potential ranges for each of the Growth Allocation Fund (page 39) and Growth Allocation Fund I (page 54) are deleted in their entirety and replaced with the following:

	Target	Range
Fixed Income Select Funds(1)(2)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	6%	2-15%
Medium-Duration Bond	10%	5-25%
Extended-Duration Bond	2%	0-10%
Global Bond	5%	2-15%

U.S. Equity Select Funds(2)	40%	25-55%
Value Equity	18%	10-30%
Growth Equity	18%	10-30%
Small Cap Equity	4%	0-10%

Non-U.S. Equity Select Funds(2)	25%	12-45%
International Equity	20%	10-30%
Emerging Markets Equity Fund	5%	2-15%

Real Assets Select Funds(2)	10%	5-25%
Real Estate Securities	4%	0-10%
Global Natural Resources Equity	6%	2-15%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

IV.        PRINCIPAL INVESTMENT RISK CHANGES TO THE

GROWTH ALLOCATION FUND AND GROWTH ALLOCATION FUND I

Under the section disclosing “Principal Investment Risks”, the following disclosure is added following the sixth bullet for each of the Growth Allocation Fund (page 39) and Growth Allocation Fund I (page 54):

•	To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

V.        PRINCIPAL INVESTMENT RISK CHANGES TO THE AGGRESSIVE

ALLOCATION FUND AND AGGRESSIVE ALLOCATION FUND I

Under the section disclosing “Principal Investment Risks”, the following disclosure is added following the eighth bullet for each of the Aggressive Allocation Fund (page 43) and Aggressive Allocation Fund I (page 58):

•	To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.